NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended					3 Months Ended	12 Months Ended
	Jan. 21, 2023	Oct. 25, 2022	Apr. 21, 2022	Jul. 31, 2021	May 31, 2020	Mar. 31, 2023	Dec. 31, 2022	Feb. 07, 2023	Dec. 31, 2021	Oct. 31, 2016
Statement [Line Items]
Current portion of notes payable						$ 7,152,426	$ 6,748,396		$ 10,500
Initial purchase consideration obligation						1,000	1,000
Long-term notes payable						141,825	145,357		$ 767,160
OID Purchase Agreement [Member]
Statement [Line Items]
Current portion of notes payable						562,011
Description of security purchase agreement		the Company entered a securities purchase agreement (the “OID Purchase Agreement”) with 622 Capital, LLC (“622 Capital”), whereby 622 Capital purchased from the Company, and the Company issued, (i) an aggregate principal amount of $600,000 of 20% original issue discount senior notes (each, a “Note” and collectively, the “Notes”), and (ii) 2,620,545 shares of common stock, par value $0.0001 per share, of the Company
Purchase Agreement [Member]
Statement [Line Items]
Current portion of notes payable						4,885,353
Debt instrument face amount			$ 4,885,353
Percent of consideration paid			80.10%
Percent of maximum number of common stock			125.00%
Original issue discount percent			15.00%
Original issue discount amount							4,790,286
Percent of warrant shares			100.00%
EnergyWyze [Member]
Statement [Line Items]
Current portion of notes payable							60,280
Fair value of purchase consideration						339,599	339,599
Initial purchase consideration obligation						450,000	450,000
Remaining fair value amount of purchase obligation							75,464
Long-term notes payable							15,184
SBA Loan [Member]
Statement [Line Items]
Current portion of notes payable						25,585	23,392
Interest rate					3.75%
Long-term notes payable						$ 124,415	126,608
Proceed from loan					$ 150,000
Monthly installment					$ 731
Debt instrument maturity period					30 years
Promossory Note [Member] | New Purchase Agreement [Member]
Statement [Line Items]
Current portion of notes payable							1,166,126
Debt instrument face amount				$ 1,580,000
Periodic payment principal due on October 31, 2022				250,000
Quarterly cash payments				250,000
Minimum payment				50,000
Description of security purchase agreement		the Company entered a Securities Purchase Agreement (the “OID Purchase Agreement”) with 622 Capital, LLC (“622 Capital”), whereby 622 Capital purchased from the Company, and the Company issued, (i) an aggregate principal amount of $600,000 of 20% original issue discount senior notes (each, a “Note” and collectively, the “Notes”), and (ii) 2,620,545 shares of common stock, par value $0.0001 per share, of the Company.
Discount on note, Percentage	120.00%
Interest rate	15.00%
Promissory Note [Member]
Statement [Line Items]
Discount rate						25.00%
Current portion of notes payable						$ 225,000
Debt instrument face amount								$ 284,760
Original issue discount amount						30,510
Monthly installment						$ 31,893
Number of trading days						10 years
Total payback to the holder						$ 318,931
Promissory Note [Member] | Purchase Agreements [Member]
Statement [Line Items]
Current portion of notes payable						1,172,285
Debt instrument face amount				1,580,000
Periodic payment principal due on October 31, 2022				250,000
Quarterly cash payments				250,000
Minimum payment				$ 50,000
Seller Convertiable Notes [Member]
Statement [Line Items]
Interest rate			12.50%
Convertible note			$ 976,016
Current portion of notes payable						1,378,111	1,378,111
Fair value of note			$ 1,378,111
Discount rate			20.00%
Debt instrument premium			$ 409,095
Other Debt [Member]
Statement [Line Items]
Interest rate										0.00%
Convertible note										$ 10,500
Conversion price										$ 0.525
Current portion of notes payable							10,500
Seller Notes Payable [Member]
Statement [Line Items]
Current portion of notes payable						722,030	705,764
Debt instrument face amount			1,000,000
Periodic payment principal due on October 31, 2022			250,000
Periodic principal amount due on October 31, 2023			500,000
Periodic payment principal due on April 30, 2023			250,000
Issuance of promissory note with a fair value			$ 897,306
Interest expenses period			18 years
Long-term notes payable							468,515
Seller 36 months Notes Payable [Member]
Statement [Line Items]
Current portion of notes payable						656,463	569,499
Fair value of note			$ 1,252,272
Long-term notes payable						$ 634,454	$ 840,474
Unsecured seller note			$ 1,940,423
Number of trading days						60 years	60 days